DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred taxation analysed by major category:
Capital allowances			$ 0	$ (54)
Other timing differences			1,138	1,353
Deferred tax liability (asset)	$ 1,299	$ 1,497	$ 1,138	$ 1,299
Reconciliation of deferred taxation:
Opening balance	1,299	1,497
Credit to profit or loss for the year (Note 37)	(90)	(108)
Deferred tax on the actuarial gain	(13)	(113)
Exchange differences	(58)	23
Closing balance	$ 1,138	$ 1,299